UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street Suite 1425 Kansas City , MO	64111
(Address of principal executive offices)	(Zip code)

 Matthew A. Swendiman, Esq.
Graydon Head & Ritchey, LLP
15 West Center Street
Lawrenceburg, IN 47025

 (Name and address of agent for service)

Registrant's telephone number, including area code:  877.244.6235

Date of fiscal year end:   12/31/2016

Date of reporting period: 03/31/2016

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

COMMON STOCK - 95.97%	SHARES	FAIR VALUE

Aerospace & Defense - 1.38%
Ducommun, Inc. (a)	3,395	$51,774

Apparel - 1.13%
Perry Ellis International, Inc. (a)	2,315	42,619

Auto Parts & Equipment - 1.04%
Spartan Motors, Inc.	9,845	38,888

Banks - 15.75%
Bank of Commerce Holdings	2,850	18,098
Bar Harbor Bankshares	460	15,281
First Internet Bancorp	1,215	28,395
Sierra Bancorp	1,705	30,946
Capital City Bank Group, Inc.	3,095	45,156
Financial Institutions, Inc.	1,725	50,146
First Bancorp, Inc. - ME	1,180	23,022
First Financial Corp. - IN	1,545	52,854
Hanmi Financial Corp.	2,080	45,802
Horizon Bancorp - IN	1,815	44,867
Independent Bank Corp. - MI	3,215	46,778
Lakeland Bancorp, Inc.	2,575	26,136
MainSource Financial Group, Inc.	2,520	53,147
Northrim BanCorp, Inc.	680	16,259
Peoples Bancorp, Inc. - OH	2,695	52,660
Washington Trust Bancorp, Inc.	1,125	41,985
		591,532
Biotechnology - 0.61%
Harvard Bioscience, Inc. (a)	7,525	22,726

Chemicals - 1.16%
Landec Corp. (a)	4,135	43,417

Commercial Services - 3.13%
Barrett Business Services, Inc.	985	28,319
CRA International, Inc. (a)	2,525	49,591
Cross Country Healthcare, Inc. (a)	3,420	39,775
		117,685

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

COMMON STOCK - 95.97% (Continued)	SHARES	FAIR VALUE

Distribution & Wholesale - 0.66%
Systemax, Inc. (a)	2,845	$24,951

Diversified Financial Services - 1.95%
Federal Agricultural Mortgage Corp. - Class C	815	30,750
GAIN Capital Holdings, Inc.	6,500	42,640
		73,390
Electronics - 1.12%
Electro Scientific Industries, Inc. (a)	4,475	31,996
LRAD Corp.	6,075	10,084
		42,080
Energy - Alternate Sources - 0.45%
Pacific Ethanol, Inc. (a)	3,600	16,848

Engineering & Construction - 3.66%
Hill International, Inc. (a)	10,185	34,323
Orion Marine Group, Inc. (a)	10,890	56,410
Sterling Construction Co., Inc. (a)	9,050	46,607
		137,340
Environmental Control - 1.04%
Ceco Environmental Corp.	6,290	39,061

Forest Products & Paper - 0.90%
PH Glatfelter Co.	1,630	33,790

Hand & Machine Tools - 1.35%
Hardinge, Inc.	4,060	50,628

Healthcare - Products - 1.29%
Digirad Corp.	4,785	23,734
Exactech, Inc. (a)	1,225	24,819
		48,553
Healthcare - Services - 2.40%
Addus HomeCare Corp. (a)	1,125	19,339
Almost Family, Inc. (a)	1,110	41,336
LHC Group, Inc. (a)	825	29,337
		90,012
Home Builders - 2.72%
Century Communities, Inc. (a)	3,010	51,381
WCI Communities, Inc. (a)	2,735	50,816
		102,197
Home Furnishings - 0.87%
Ethan Allen Interiors, Inc.	1,030	32,775

Housewares - 0.68%
Lifetime Brands, Inc.	1,695	25,544

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

COMMON STOCK - 95.97% (Continued)	SHARES	FAIR VALUE

Insurance - 2.24%
HCI Group, Inc.	1,200	$39,960
United Insurance Holdings Corp.	2,300	44,183
		84,143
Internet - 0.35%
1-800-Flowers.com, Inc. - Class A (a)	1,690	13,317

Investment Companies - 0.61%
Saratoga Investment Corp.	1,450	22,736

Iron & Steel - 1.12%
Universal Stainless & Alloy Products, Inc. (a)	4,115	41,932

Lodging - 0.44%
Century Casinos, Inc. (a)	2,700	16,632

Machinery - Diversified - 1.03%
Columbus McKinnon Corp. - NY	2,445	38,533

Metal Fabricate & Hardware - 4.00%
Haynes International, Inc.	1,140	41,610
Northwest Pipe Co. (a)	1,995	18,394
Olympic Steel, Inc.	5,210	90,185
		150,189
Oil & Gas - 1.19%
Evolution Petroleum Corp.	3,250	15,795
Ring Energy, Inc. (a)	5,750	29,037
		44,832
Oil & Gas Services - 1.95%
Gulf Island Fabrication, Inc.	2,585	20,292
Newpark Resources, Inc. (a)	5,300	22,896
Tesco Corp.	3,470	29,877
		73,065
Private Equity - 0.86%
Safeguard Scientifics, Inc. (a)	2,430	32,197

Real Estate - 1.32%
Community Healthcare Trust, Inc.	2,680	49,553

Real Estate Investment Trusts - 2.50%
Independence Realty Trust, Inc.	6,170	43,930
Monmouth Real Estate Investment Corp.	2,845	33,827
Sotherly Hotels, Inc.	3,170	16,294
		94,051

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

COMMON STOCK - 95.97% (Continued)	SHARES	FAIR VALUE

Retail - 9.50%
Del Frisco's Restaurant Group, Inc. (a)	2,150	$35,647
Haverty Furniture Cos., Inc.	2,200	46,552
Kirkland's, Inc.	3,395	59,446
MarineMax, Inc. (a)	3,540	68,924
New York & Co., Inc. (a)	3,660	14,494
Ruby Tuesday, Inc. (a)	6,990	37,606
Stein Mart, Inc.	5,755	42,184
TravelCenters of America LLC (a)	3,485	23,593
West Marine, Inc. (a)	3,100	28,179
		356,625
Savings & Loans - 11.05%
Banc of California, Inc.	2,400	42,000
Berkshire Hills Bancorp, Inc.	1,550	41,680
Dime Community Bancshares, Inc.	2,835	49,953
ESSA Bancorp, Inc.	2,435	32,848
HomeStreet, Inc. (a)	1,945	40,475
HomeTrust Bancshares, Inc. (a)	2,035	37,302
Meta Financial Group, Inc.	1,315	59,964
SI Financial Group, Inc.	1,630	22,706
Territorial Bancorp, Inc.	1,395	36,354
United Community Financial Corp. - OH	8,775	51,509
		414,791
Semiconductors - 2.89%
IXYS Corp.	4,035	45,273
Rudolph Technologies, Inc. (a)	2,235	30,530
Xcerra Corp. (a)	4,990	32,535
		108,338
Software - 3.21%
American Software, Inc. - GA - Class A	4,395	39,555
Concurrent Computer Corp.	4,615	27,229
Seachange International, Inc. (a)	6,110	33,727
Wayside Technology Group, Inc.	1,175	20,092
		120,603
Telecommunications - 3.43%
Alliance Fiber Optic Products, Inc.	1,980	29,284
Black Box Corp.	2,245	30,240
Silicom Ltd.	1,360	46,430
Spok Holdings, Inc.	1,315	23,026
		128,980
Textiles - 0.14%
Culp, Inc.	200	5,244

FOUNDRY PARTNERS, LLC FUNDS

FOUNDRY MICRO CAP VALUE FUND
SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

COMMON STOCK - 95.97% (Continued)	SHARES	FAIR VALUE

Transportation - 4.85%
Aegean Marine Petroleum Network, Inc.	3,985	$30,166
Celadon Group, Inc.	5,630	59,002
Covenant Transportation Group, Inc. - Class A (a)	1,920	46,445
Marten Transport Ltd.	2,490	46,613
		182,226

Total Common Stocks (Cost $3,730,467)		3,603,797

MONEY MARKET FUND - 3.87%
First American Prime Obligations Fund - Class Z, 0.31% (b) (Cost $145,364)	145,364	145,364

Total Investments at Fair Value - 99.84% (Cost $3,875,831)		3,749,161

Other Assets in Excess of Liabilities, Net - 0.16%		5,974

Net Assets - 100.00%		$3,755,135

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at March 31, 2016, is subject to change and resets daily.

The accompanying notes are an integral part of this schedule of investments.

FOUNDRY PARTNERS, LLC FUNDS
NOTES TO SCHEDULE OF INVESTMENTS — March 31, 2016 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Foundry Micro Cap Value Fund’s (the “Fund”) significant accounting policies. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

Securities Valuation

Processes and Structure — The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs — The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements — A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

FOUNDRY PARTNERS, LLC FUNDS
NOTES TO SCHEDULE OF INVESTMENTS — March 31, 2016 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of March 31, 2016:

Foundry Micro Cap Value Fund

Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(b)	$3,603,797	$-	$3,603,797
Money Market Funds	145,364	-	145,364
Totals	$3,749,161	$-	$3,749,161

(a)	As of and during the three month period ended March 31, 2016, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

The Fund recognizes transfers, if any, between fair value hierarchy levels at the end of the reporting period. There were no transfers between levels during the three month period ended March 31, 2016.

During the three month period ended March 31, 2016, no securities were fair valued.

FOUNDRY PARTNERS, LLC FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — March 31, 2016 (Unaudited)

2.	TAX MATTERS

The following information is based upon the federal income tax cost of the investment securities as of March 31, 2016:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Micro Cap Value Fund	$3,885,348	$242,879	$(379,066)	$(136,187)

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

3.	INVESTMENTS IN SMALL-CAP COMPANIES AND MICRO CAP COMPANIES

A Fund may invest a significant portion of its assets in securities of companies with small market capitalizations or micro market capitalizations. Certain small-cap companies and micro-cap companies may offer greater potential for capital appreciation than larger companies. However, investors should note that this potential for greater capital appreciation is accompanied by a substantial risk of loss and that, by their very nature, investments in small-cap companies and micro-cap companies tend to be very volatile and speculative. Small-cap companies and micro-cap companies may have a small share of the market for their products or services, their businesses may be limited to regional markets, or they may provide goods and services for a limited market. For example, they may be developing or marketing new products or services for markets that are not yet established or may never become established. In addition, small-cap companies and micro-cap companies may have or will develop only a regional market for products or services and thus be affected by local or regional market conditions. In addition, small-cap companies and micro-cap companies may lack depth of management or they may be unable to generate funds necessary for growth or potential development, either internally or through external financing on favorable terms. Such companies may also be insignificant in their industries and be subject to or become subject to intense competition from larger companies. Due to these and other factors, a Fund’s investments in small-cap companies and micro-cap companies may suffer significant losses. Further, there is typically a smaller market for the securities of a small-cap company or micro-cap company than for securities of a large company. Therefore, investments in small-cap companies and micro-cap companies may be less liquid and subject to significant price declines that result in losses for a Fund.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	May 25, 2016

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Principal Financial Officer
Date:	May 25, 2016